Filed pursuant to Rule 497(e)

Registration Nos. 333-258722 and 811-23725

Valkyrie ETF Trust II

(the “Trust”)

Valkyrie Bitcoin Miners ETF

(the “Fund”)

March 9, 2022

Supplement to the Fund’s Prospectus

Notwithstanding anything to the contrary in the Fund’s Prospectus, the date of the fiscal year end for the Fund shall be September 30th.

Please Retain This Supplement for Future Reference.